Annual Report
                                                                        10.31.02

MUNICIPAL ADVANTAGE FUND INC.
================================================================================

[MAF LOGO]            CONTENTS
                      Letter to Shareholders ................................  1
                      Schedule of Investments ...............................  4
                      Statement of Assets and Liabilities ................... 10
                      Statement of Operations ............................... 11
                      Statements of Changes in Net Assets ................... 12
                      Notes to Financial Statements ......................... 13
                      Financial Highlights .................................. 16
                      Report of Independent Accountants ..................... 17
                      Tax Information, Dividend Reinvestment
                        and Cash Purchase Plan/Other Information ............ 18
                      Board of Directors Information ........................ 19


                                                                    [PIMCO LOGO]

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS


                                                               November 25, 2002

Dear Shareholder:

We are pleased to provide you with the annual report of the Municipal Advantage Fund (the "Fund") for the fiscal year ended October 31, 2002.

The Fund performed well during the twelve months ended October 31, 2002, exceeding the return of its benchmark, the Lehman Brothers Municipal Bond Index (the "Lehman Index"). The Fund's net asset value ("NAV") total return of 6.0% compared to 5.9% for the Lehman Index. The Fund's return represents reinvested monthly dividend distributions and NAV appreciation. The Fund's market value total return (the price change of the Fund's common shares on the New York Stock Exchange plus reinvested dividend distributions) was 6.4%. For the six months ended October 31, 2002, the Fund's NAV and market price total return were 6.0% and 5.4%, respectively, compared to 4.7% for the Lehman Index.

We are pleased with these results, which were achieved through favorable security selection and the use of leverage in a rising bond market. The Fund's objective is to provide holders of its common shares with a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund utilizes leverage to generate additional income for the holders of the Fund's common shares. Leverage tends to magnify the Fund's total return when bond prices increase and reduces its total return when bond prices fall.

MARKET CONDITIONS AND INVESTMENT ACTIVITIES

Rising municipal bond prices, particularly during the second half of the fiscal year, were driven by low inflation, signs of a more moderate economic recovery and a "flight to safety" from the volatility of stocks.

In managing the Fund, the portfolio manager invests in those sector, maturity and quality groups of the municipal bond market that he believes offer the best relative value--the highest yield at the lowest price with the least amount of risk.

During the fiscal year, investments in high-quality securities were emphasized because of the values that were identified. This emphasis is reflected in the fact that 96.0% of the securities held by the Fund at year-end were rated single-A or better by Standard & Poor's, Moody's or both. The Fund's focus on quality paid off, as higher-quality bonds performed well.

                        10.31.02 | Municipal Advantage Fund Inc. Annual Report 1

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS


The Fund has a sizable position in triple-A insured bonds. Bond insurance is not only inexpensive, but offers an added layer of credit protection at a time when state and local government budget surpluses have in many cases turned to deficits.

During the second half of the fiscal year, the average maturity of the Fund's portfolio was shortened by purchasing higher-coupon bonds in the 15 to 20 years maturity range. This was undertaken due to the belief that these bonds will perform well in a changing interest rate environment. The average maturity of the portfolio was 17.1 years at October 31, 2002, compared with 19.6 years at October 31, 2001.

DIVIDEND RATE INCREASED

The Fund continues to meet its objective of providing a high level of income exempt from regular income tax. In January 2002, the monthly common dividend was raised to 7 cents per common share from 6.65 cents. Per share dividend payments for the fiscal year aggregated 83.3 cents per common share, up from 74 cents per share during the previous fiscal year.

At October 31, 2002, the Fund's common shares yielded 6.44%, based on the closing market price of $13.04 on that day and the annualized monthly dividend rate of 7 cents per common share. For an investor in the top federal tax bracket of 38.6%, this yield is equivalent to 10.49% on a taxable basis.

PREFERRED STOCK COSTS

The Fund obtains its leverage by issuing auction rate preferred stock with a goal of generating additional income for common shareholders. Proceeds from the preferred stock are invested in municipal bonds that currently yield more than the cost of the preferred stock, with the Fund's common shares realizing the difference.

The Fund's preferred stock costs have come down sharply over the past two years and remain low, reflecting significant declines in short-term interest rates. Low borrowing costs benefit the Fund's common shareholders. At the most recent auction on November 18, 2002, the Fund sold 28-day auction rate preferred stock at an annual dividend rate of 1.319%, compared to a rate of 1.625% on a 28-day issue sold approximately one year ago.

PORTFOLIO ANALYSIS

The Fund invests substantially all its assets in tax-exempt securities that are rated "investment grade" at the time of purchase by at least one recognized rating agency. The Fund was 99.8% invested in long-term securities at October 31, 2002.

With respect to sector allocation, 21.5% of the Fund's investments were invested in general obligation securities at October 31, 2002. Despite widening state and local government budget deficits, well-chosen, high-quality general obligation bonds continue to be bid up by investors. The Fund also has significant holdings in the housing sector, representing 12.5% of investments, and the airline and airport sector, 10.8% of investments. Both of these sectors offer opportunities to earn somewhat higher yields

2 Municipal Advantage Fund Inc. Annual Report | 10.31.02

MUNICIPAL ADVANTAGE FUND INC. LETTER TO SHAREHOLDERS


without  taking  large  risks.   Water/sewer   securities  represented  9.3%  of
investments and education  securities,  8.5% of investments at October 31, 2002.

In addition to being diversified by sector, the Fund's portfolio is diversified by state. The Fund's five largest positions by state at the end of October were:
Texas, representing 13.7% of investments; Michigan, 8.3%; Illinois, 7.6%; Nevada, 6.9%; and New York, 5.3%.

DISCOUNT

The Fund's common shares trade at a discount to NAV, as is true of many closed-end municipal bond funds. The discount widened slightly during the fiscal year to 12.1% at October 31, 2002 from 11.9% at October 31, 2001. Common shareholders have an opportunity to capitalize on the discount and acquire an interest in quality securities at a price below NAV by reinvesting their dividends.

SUMMARY AND OUTLOOK

We believe the outlook for municipal bond values remains favorable, assuming inflation remains under control. The Fund is coming off a good year and we hope to continue to generate favorable results for shareholders in the year ahead.

As always, we at the Fund, together with PIMCO Advisors Fund Management LLC, the Fund's investment manager, and OpCap Advisors LLC, which provides advisory services to the Fund, thank you for investing with us. We are mindful of the trust you have placed in us and remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                          /s/ Brian S. Shlissel

Stephen Treadway                              Brian S. Shlissel
Chairman                                      President, Chief Executive Officer


The opinions expressed in this letter are those of the authors; no forecasts can be guaranteed.

                        10.31.02 | Municipal Advantage Fund Inc. Annual Report 3

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
====================================================================================================================================
 MUNICIPAL BONDS--99.8%
------------------------------------------------------------------------------------------------------------------------------------
                    ALABAMA--2.0%
      $2,000        DCH Hlth. Care Auth., Health Care Fac. Rev., Ser. B, 5.70%, 6/1/15                     A1/A+        $2,040,940
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        State Docks Dept. Fac. Rev., (MBIA), 6.15%, 10/1/14                                   Aaa/AAA        1,113,240
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         3,154,180
                                                                                                                      =============
                    ARIZONA--1.7%
       2,540        State Univ. Rev., (FGIC), 5.50%, 7/1/17                                               Aaa/AAA        2,787,269
-----------------   ---------------------------------------------------------------------------------   -----------   ==============

                    CALIFORNIA--3.8%
       1,000        Burbank Redev. Agcy., 6.00%, 12/1/13                                                  Baa1/A-        1,037,620
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Foothill/Eastern Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40                        Baa3/BBB-      1,005,580
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       4,000        Los Angeles Harbor Dept. Rev., Ser. B, 5.375%, 11/1/23 +                              Aa3/AA         4,070,320
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         6,113,520
                                                                                                                      ==============
                    COLORADO--3.0%
       1,500        Denver City & Cnty. Airpt. Rev., (MBIA),
                      5.60%, 11/15/25, Ser. C +                                                           Aaa/AAA        1,553,820
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       3,000          5.75%, 11/15/17, Ser. B +                                                           Aaa/AAA        3,198,390
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         4,752,210
                                                                                                                      ==============
                    DISTRICT OF COLUMBIA--1.4%
       1,100        GO, Ser. A, (MBIA), 5.25%, 6/1/27                                                     Aaa/AAA        1,116,302
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        World Wildlife Fund, Ser. A, (AMBAC), 6.00%, 7/1/18                                   Aaa/AAA        1,131,180
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         2,247,482
                                                                                                                      ==============
                    FLORIDA--0.7%
       1,000        Jacksonville Port Auth. Airpt. Rev., Ser. A, (FGIC), 6.25%, 10/1/24 +                 Aaa/AAA        1,090,740
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    GEORGIA--3.5%
       1,750        Cherokee Cnty. Water & Sewer Auth. Rev., (MBIA), 5.50%, 8/1/23                        Aaa/AAA        1,907,272
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,500        Municipal Elec. Auth., Ser. A, (MBIA), 5.00%, 11/1/06                                 Aaa/AAA        2,746,800
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Savannah Hosp. Auth. Rev., St. Josephs Hosp. Proj.,
                      6.125%, 7/1/12 (Pre-refunded @ 102, 7/1/03) ++                                       A2/NR         1,049,300
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         5,703,372
                                                                                                                      ==============
                    HAWAII--2.7%
       1,000        State Airpt. Syst. Rev., Ser. A, (FGIC), 5.75%, 7/1/21                                Aaa/AAA        1,079,900
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       3,000        State Dept. of Budget & Finance, Hawaiian Elec. Co.,
                      Ser. B, (AMBAC), 5.75%, 12/1/18 +                                                   Aaa/AAA        3,199,290
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         4,279,190
                                                                                                                      ==============
                    ILLINOIS--7.6%
       1,000        Chicago Wastewater Transmission Rev., (MBIA),
                      6.00%, 1/1/17 (Pre-refunded @ 101, 1/1/10) ++                                       Aaa/AAA        1,168,460
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Chicago Water Rev., (FGIC), 5.25%, 11/1/17                                            Aaa/AAA        1,065,500
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Health Facs. Auth. Rev., Centegra Health Sys., 5.25%, 9/1/24                           NR/A-           934,650
-----------------   ---------------------------------------------------------------------------------   -----------   --------------

4 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
====================================================================================================================================
                    ILLINOIS--(CONTINUED)

      $1,100        McHenry & Lake Cntys., Cmnty. High School Dist., GO, (FGIC), 5.125%, 1/1/19           Aaa/NR        $1,138,269
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,500        Metropolitan Pier & Exposition Auth., Ser. A, (AMBAC), 5.25%, 6/15/27                 Aaa/AAA        2,533,575
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,005        Regional Transmission Auth., Ser. B, (FGIC), 5.50%, 6/1/16                            Aaa/AAA        1,132,484
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,300        State GO, 5.50%, 4/1/16                                                               Aaa/AAA        2,528,620
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,500        State Sales Tax Rev., 5.375%, 6/15/16                                                 Aa2/AAA        1,621,815
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                        12,123,373
                                                                                                                      ==============
                    INDIANA--2.4%
       1,000        Indianapolis Local Pub. Impt., Ser. A, 5.00%, 2/1/17                                  Aaa/AAA        1,033,840
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,040        Indianapolis Marion Cnty. Pub., GO, 5.00%, 7/1/20                                     Aa2/NR         1,058,231
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,795        Merrillville School Bldg. Corp., (MBIA), 5.00%, 1/5/21                                Aaa/AAA        1,814,135
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         3,906,206
                                                                                                                      ==============
                    KENTUCKY--2.0%
       1,000        Louisville & Jefferson Cnty. Metropolitan Sewer &
                      Drain Syst., Ser. A, (AMBAC), 6.50%, 5/15/24
                      (Pre-refunded @ 102, 11/15/04) ++                                                   Aaa/AAA        1,114,460
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,125        Louisville & Jefferson Cnty. Reg. Airpt. Auth.
                      Syst. Rev., Ser. A, (FSA), 5.375%, 7/1/23 +                                         Aaa/AAA        2,178,465
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         3,292,925
                                                                                                                      ==============
                    LOUISIANA--1.0%
       1,500        New Orleans GO, (AMBAC), 6.125%, 10/1/16                                              Aaa/AAA        1,659,675
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    MASSACHUSETTS--4.1%
       1,500        State GO, 5.50%, 11/1/20                                                              Aa2/AA-        1,609,725
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    State Health & Educ. Fac. Auth. Rev.,
       1,000          5.125%, 7/1/19, Ser. B                                                              Aa3/AA-        1,000,270
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,250          6.25%, 12/1/22, Ser. G-1                                                             A1/A          2,332,890
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    State Water Poll. Abatement Trust, Ser. A,
         300          6.375%, 2/1/15 (Pre-refunded @ 102, 2/1/04)                                         Aaa/AA+          323,151
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
          90          6.375%, 2/1/15                                                                      Aaa/AA+           96,542
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,250        State Water Resource Auth., Ser. B, (FSA), 4.50%, 8/1/22                              Aaa/AAA        1,179,538
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         6,542,116
                                                                                                                      ==============
                    MICHIGAN--8.3%
       1,065        Bloomingdale Pub. School Dist., No. 16, GO, 5.50%, 5/1/19                             Aaa/AAA        1,143,107
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,400        Garden City School Dist., GO., 5.50%, 5/1/17                                          Aaa/AAA        1,517,530
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        Grand Valley Univ. Rev., (FGIC), 5.50%, 2/1/18                                        NR/AAA         2,210,620
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,075        Lincoln School Dist., GO., 5.50%, 5/1/19                                              Aaa/AAA        1,153,841
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        State Hospital Fin. Auth. Rev., 8.125%, 10/1/21
                      (Pre-refunded @ 102, 10/1/05) ++                                                    NR/AAA         2,379,600
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        State Pollut. Control. Rev., Gen. Motors Corp., 6.20%, 9/1/20                         A3/BBB         1,022,380
-----------------   ---------------------------------------------------------------------------------   -----------   --------------


                      | 10.31.02 | Municipal Advantage Fund Inc. Annual Report 5

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS
October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
------------------------------------------------------------------------------------------------------------------------------------
                    MICHIGAN--(CONTINUED)
      $4,000        Wayne Cnty. Airpt. Rev., (MBIA), 5.00%, 12/1/22-12/1/28 +                             Aaa/AAA       $3,964,800
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                        13,391,878
                                                                                                                      ==============
                    MINNESOTA--2.8%
                    State Housing Fin. Agcy.,
       3,725          6.00%-6.10%, 2/1/14-8/1/22, Ser. E                                                  Aa1/AA+        3,727,678
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         730          6.25%, 8/1/22, Ser. B                                                               Aa1/AA+          730,526
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         4,458,204
                                                                                                                      ==============
                    NEVADA--6.9%
       2,000        Clark Cnty. GO, Ser. A, (MBIA), 6.00%, 6/1/13,
                      (Pre-refunded @ 101, 6/1/04) ++                                                     Aaa/AAA        2,151,920
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,100        Clark Cnty. Park & Regl. Justice Ctr., 5.50%, 11/1/17                                 Aa2/AA         1,189,419
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        Clark Cnty. Passenger Fac. Charge Rev., (MBIA),
                      5.75%, 7/1/23                                                                       Aaa/AAA        2,109,460
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    Housing Development Rev.,
       2,155          5.65%, 4/1/22, Ser. A                                                                NR/AA         2,204,867
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,140          5.95%, 4/1/22                                                                       Aa2/AA         1,206,610
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,395          6.125%, 4/1/22, Ser. B-2, (FHA)                                                     Aa2/AA         1,453,060
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         795          6.20%, 4/1/17, Ser. B-1, (AMBAC)                                                    Aaa/AAA          819,224
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                        11,134,560
                                                                                                                      ==============
                    NEW HAMPSHIRE--1.1%
       1,000        Higher Educ. & Health Fac. Auth. Rev., 6.125%, 10/1/13                                 A3/NR         1,041,610
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    State Housing Finance Auth.,
         440          6.50%, 7/1/14, Ser. D +                                                             Aa2/NR           468,494
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         315          6.90%, 7/1/19, Ser. C +                                                             Aa3/NR           324,485
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         1,834,589
                                                                                                                      ==============
                    NEW JERSEY--2.1%
       1,000        Economic Dev. Auth. Heating & Cooling Rev., Ser. B,
                      6.20%, 12/1/07                                                                      NR/BBB-        1,000,430
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        State Transportation Syst., Ser. B, (MBIA),
                      6.00%, 12/15/15                                                                     Aaa/AAA        2,313,040
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         3,313,470
                                                                                                                      ==============
                    NEW YORK--5.1%
       1,000        Long Island Pwr. Auth., Elec. Syst. Rev., Ser. A,
                      5.50%, 12/1/29                                                                      Baa1/A-        1,011,760
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Metropolitan Trans. Auth. Ser. A, 5.75%, 1/1/16                                       A3/AA-         1,141,310
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Metropolitan Trans. Auth. Ser. A, (AMBAC),
                      5.50%, 11/15/14                                                                     Aaa/AAA        1,149,420
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    New York City GO,
       1,500          5.75%, 2/1/19, Ser. F                                                                A2/A          1,602,735
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000          6.00%, 8/1/14, Ser. H                                                                A2/A          1,089,420
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
          15        State Medical Care Fac. Fin. Agcy. Rev., 6.50%, 8/15/24                               A3/AA-            16,199
-----------------   ---------------------------------------------------------------------------------   -----------   --------------

6 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS

October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
------------------------------------------------------------------------------------------------------------------------------------
                    NEW YORK--(CONTINUED)
      $1,000        State Mtg. Agcy. Rev., 5.80%, 10/1/12                                                 Aa1/NR        $1,077,370
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,080        State Urban Dev. Corp. Rev., Correctional Cap. Fac.,
                      Ser. 6, 5.375%, 1/1/25                                                              A3/AA-         1,093,262
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         8,181,476
                                                                                                                      ==============
                    NORTH DAKOTA--1.4%
                    State Housing Fin. Agcy. Rev.,
       1,293          5.50%, 7/1/18, Ser. C +                                                             Aa2/NR         1,319,623
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         835          5.85%, 7/1/10, Ser. A +                                                             Aa2/NR           891,012
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         2,210,635
                                                                                                                      ==============
                    OHIO--1.3%
       1,000        Hamilton Cnty. Sewer Syst. Rev., Ser. A, (MBIA), 5.75%, 12/1/25                       Aaa/AAA        1,075,970
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         885        Summit Cnty., GO, (FGIC), 6.25%, 12/1/15                                              Aaa/AAA        1,065,186
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         2,141,156
                                                                                                                      ==============
                    PENNSYLVANIA--3.0%
       2,000        Allegheny Cnty. Hosp. Dev. Auth., Ser. B, (MBIA), 6.00%, 7/1/23                       Aaa/AAA        2,280,900
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,500        Philadelphia Water and Wastewater Rev., (MBIA), 5.25%, 6/15/23                        Aaa/AAA        1,513,785
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         845        South Wayne Cnty. Water and Sewer, (AMBAC), 5.95%, 10/15/13                           Aaa/AAA          968,640
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         4,763,325
                                                                                                                      ==============
                    SOUTH CAROLINA--3.7%
       1,250        Charleston Cnty., GO, 6.125%, 9/1/13                                                  Aa1/AA+        1,437,937
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Public Service Auth. Rev., Ser. A, (MBIA), 5.75%, 1/1/15                              Aaa/AAA        1,113,590
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        Tobacco Settlement Rev., Ser. B, 6.375%, 5/15/28                                       A1/A          1,961,660
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,450        York Cnty. Ind. Rev., 5.70%, 1/1/24 +                                                 Baa2/BBB       1,344,136
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         5,857,323
                                                                                                                      ==============
                    SOUTH DAKOTA--0.7%
       1,000        Heartland Consumer Pwr. Dist. Rev., 7.00%, 1/1/16                                     Aaa/AAA        1,207,890
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    TENNESSEE--1.7%
       1,655        Housing Dev. Agcy., 6.375%, 7/1/22 +                                                  Aa2/AA         1,713,140
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         960        Memphis-Shelby Cnty. Airpt. Auth. Rev., Ser. D, (AMBAC), 6.25% 3/1/15 +               Aaa/AAA        1,078,483
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         2,791,623
                                                                                                                      ==============
                    TEXAS--13.7%
       1,000        Alliance Airpt. Auth. Rev., Fed. Express Corp., 6.375%, 4/1/21                        Baa2/BBB       1,051,150
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,195        Arlington GO, 5.00%, 8/15/16                                                          Aa2/AA         1,253,973
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Corpus Christi Refin. & Impt., GO., (FSA), 5.00%, 3/1/21                              Aaa/AAA        1,008,750
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        Cypress-Fairbanks Indpt. School Dist., 5.50%, 2/15/17                                 Aaa/AAA        2,151,260
-----------------   ---------------------------------------------------------------------------------   -----------   --------------

                      | 10.31.02 | Municipal Advantage Fund Inc. Annual Report 7

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS

October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
====================================================================================================================================

                    TEXAS--(CONTINUED)
      $1,000        Denton Cnty. GO, (AMBAC), 5.00%, 7/15/16                                              Aaa/AAA       $1,049,530
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       3,400        Fort Bend Indpt. School Dist., GO., 5.25%, 8/15/18                                    NR/AAA         3,574,862
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         785        Harris Cnty., Toll Rd. Sub. Lien, 6.50%, 8/15/15                                      Aa1/AA+          803,542
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Houston Univ. Rev., (MBIA), 5.25%, 2/15/17                                            Aaa/AAA        1,055,000
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    Houston Water Conveyance Syst., CP, (AMBAC),
       1,000          6.25%, 12/15/14, Ser. J                                                             Aaa/AAA        1,195,240
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,400          7.50%, 12/15/15, Ser. H                                                             Aaa/AAA        1,838,970
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,500        Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17                                  Aa1/AA+        1,556,220
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,245        South San Antonio Indpt. School Dist., 5.00%, 8/15/21                                 Aaa/AAA        1,257,388
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         500        State Pub. Fin. Auth. Bldg. Rev., Ser. B, (FSA), 5.625%, 8/1/19                       Aaa/AAA          539,760
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       2,000        Texas Tech Univ. Rev., (MBIA), 5.50%, 8/15/18                                         Aaa/AAA        2,161,380
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                    Water Dev. Board Rev.,
       1,000          5.75%, 7/15/14, Ser. B                                                              Aaa/AAA        1,112,520
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         400          5.75%, 7/15/17, Ser. A                                                              Aaa/AAA          440,788
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                        22,050,333
                                                                                                                      ==============
                    UTAH--0.9%
                    State Housing Fin. Agcy., (FHA),
         235          6.35%, 7/1/11                                                                       Aa2/NR           236,182
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         955          6.55%, 1/1/22                                                                       Aaa/AAA          984,280
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         180          6.55%, 7/1/26                                                                       Aa2/AAA          181,003
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         1,401,465
                                                                                                                      ==============
                    VERMONT--0.5%
         690        Housing Fin. Agcy., 5.70%, 5/1/12, Ser. 9 (MBIA) +                                    Aaa/AAA          725,031
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    VIRGINIA--2.0%
       3,000        Commonwealth Trans. Board Rev., U.S. Rte 58, 5.25%, 5/15/16                           Aa1/AA+        3,219,090
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    WASHINGTON--4.8%
       1,205        Franklin Cnty. Pub. Util. Rev., (MBIA), 5.625%, 9/1/15                                Aaa/AAA        1,334,309
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,500        Port Seattle Rev., Ser. B, (MBIA), 5.625%, 2/1/24                                     Aaa/AAA        1,558,515
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,000        Seattle Museum Dev. Auth., 6.30%, 7/1/13                                              Aa1/AAA        1,066,090
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       3,000        State GO, Motor Vehicle Dept., Ser. B, 5.625%, 7/1/25                                 Aa1/AA+        3,155,010
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
         500        State GO, Ser. R-03-A, (MBIA), 5.00%, 1/1/17                                          Aaa/AAA          520,870
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         7,634,794
                                                                                                                      ==============
                    WEST VIRGINIA--1.3%
       2,000        Braxton Cnty. Solid Waste. Disp. Rev., Weyerhaeuser Co.,
                      6.125%-6.50%, 4/1/25-4/1/26                                                         Baa2/BBB       2,029,150
-----------------   ---------------------------------------------------------------------------------   -----------   ==============
                    WISCONSIN--1.9%
       1,575        Housing & Economic Dev. Auth Rev., Ser. G, 5.95%, 3/1/31                              Aa2/AA         1,639,512
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
       1,365        State GO, Ser. B, 5.30%, 5/1/23 +                                                     Aa3/AA         1,361,956
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
                                                                                                                         3,001,468
                                                                                                                      ==============

8 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND INC. SCHEDULE OF INVESTMENTS

October 31, 2002

    Principal
     Amount                                                                                          Credit Rating*
      (000)                                                                                           (Moody's/S&P)       Value**
====================================================================================================================================

                    WYOMING--0.7%
      $1,000        Student Loan Corp. Rev., Ser. A, 6.20%, 6/1/24                                         NR/AA        $1,054,600
-----------------   ---------------------------------------------------------------------------------   -----------   --------------

                    Total Municipal Bonds (cost-$152,841,927)                                                          160,054,318
                                                                                                                      ==============
------------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM VARIABLE RATE DEMAND NOTE***--0.2%
------------------------------------------------------------------------------------------------------------------------------------
                    NEW YORK--0.2%

         400        State Job Dev. Auth., Ser. A-1-A-42,
                      1.99%, 11/1/02 (cost-$400,000)                                                       A2/AA           400,000
-----------------   ---------------------------------------------------------------------------------   -----------   --------------
TOTAL INVESTMENTS (cost-$153,241,927#)--100.0%                                                                         160,454,318
                                                                                                                      ==============

================================================================================
NOTES TO SCHEDULE OF INVESTMENTS:

*    Unaudited

** Long-term debt securities are valued by an independent pricing service authorized by the Board of Directors.

*** Variable Rate Demand Notes. Interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

+    Subject to Alternative Minimum Tax

++ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

# The cost basis of securities for federal income tax purposes is $153,241,927. Aggregate gross unrealized appreciation for securities in which there is an excess value over tax cost is $7,598,312; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $385,921; net unrealized appreciation for federal income tax purposes is $7,212,391.

================================================================================
GLOSSARY:

AMBAC--insured by American Municipal Bond Assurance Corp.
CP--Certificates of Participation
FGIC--insured by insured Financial Guaranty Insurance Co.
FHA--insured by Federal Housing Administration
FSA--insured by Financial Security Assurance, Inc.
GO--General Obligation Bonds
MBIA--insured by Municipal Bond Investors Assurance
NR--Not Rated

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      | 10.31.02 | Municipal Advantage Fund Inc. Annual Report 9

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF ASSETS AND LIABILITIES

October 31, 2002

ASSETS:

---------------------------------------------------------------  ---------------
Investments, at value (cost-$153,241,927)                         $160,454,318
---------------------------------------------------------------  ---------------
Interest receivable                                                  2,691,128
---------------------------------------------------------------  ---------------
Receivable for investments called                                      220,000
---------------------------------------------------------------  ---------------
Prepaid expenses                                                         9,338
---------------------------------------------------------------  ---------------
Total Assets                                                       163,374,784
===============================================================  ===============

LIABILITIES:
Due to custodian                                                           488
---------------------------------------------------------------  ---------------
Dividends payable to common and preferred shareholders                 529,690
---------------------------------------------------------------  ---------------
Investment management fee payable                                       83,428
---------------------------------------------------------------  ---------------
Accrued expenses                                                        88,056
---------------------------------------------------------------  ---------------
Total Liabilities                                                      701,662
---------------------------------------------------------------  ---------------
Preferred stock ($0.001 par value and $50,000 net asset
and liquidation value per share applicable to 1,100 shares
issued and outstanding)                                             55,000,000
---------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      $107,673,122
===============================================================  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock, par value $0.001 per share, applicable to
7,257,093 shares issued and outstanding                           $      7,257
---------------------------------------------------------------  ---------------
Paid-in-capital in excess of par                                   100,618,353
---------------------------------------------------------------  ---------------
Undistributed net investment income                                    596,505
---------------------------------------------------------------  ---------------
Accumulated net realized loss                                         (761,384)
---------------------------------------------------------------  ---------------
Net unrealized appreciation of investments                           7,212,391
---------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                      $107,673,122
===============================================================  ===============
NET ASSET VALUE PER COMMON SHARE                                        $14.84
===============================================================  ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

10 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF OPERATIONS
Year ended October 31, 2002

INVESTMENT INCOME:

Interest                                                           $8,684,699
---------------------------------------------------------------  ---------------

EXPENSES:
Investment management fees                                            965,320
---------------------------------------------------------------  ---------------
Auction agent fees and commissions                                    139,379
---------------------------------------------------------------  ---------------
Audit and tax service fees                                             78,166
---------------------------------------------------------------  ---------------
Legal fees                                                             67,273
---------------------------------------------------------------  ---------------
Reports to shareholders                                                54,671
---------------------------------------------------------------  ---------------
Custodian fees                                                         40,856
---------------------------------------------------------------  ---------------
Directors' fees and expenses                                           38,140
---------------------------------------------------------------  ---------------
Transfer agent fees                                                    24,925
---------------------------------------------------------------  ---------------
Insurance expense                                                       5,736
---------------------------------------------------------------  ---------------
Miscellaneous                                                          43,664
---------------------------------------------------------------  ---------------
Total expenses                                                      1,458,130
---------------------------------------------------------------  ---------------
Less: expense offset                                                     (870)
===============================================================  ===============
Net expenses                                                        1,457,260
===============================================================  ===============

NET INVESTMENT INCOME                                               7,227,439
===============================================================  ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments                                                           104,941
---------------------------------------------------------------  ---------------
Futures contracts                                                     (19,507)
---------------------------------------------------------------  ---------------
Net change in unrealized appreciation/depreciation
of investments                                                       (270,395)
---------------------------------------------------------------  ---------------
Net realized and unrealized loss on investments
and futures contracts                                                (184,961)
===============================================================  ===============
Net Increase in Net Assets Resulting from Investment Operations     7,042,478
===============================================================  ===============
Dividends on Preferred Stock from Net Investment Income              (832,810)
===============================================================  ===============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                               $6,209,668
===============================================================  ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                     | 10.31.02 | Municipal Advantage Fund Inc. Annual Report 11

MUNICIPAL ADVANTAGE FUND INC. STATEMENT OF CHANGES IN NET ASSETS
                              APPLICABLE TO COMMON SHAREHOLDERS

October 31, 2002

                                                      Year ended    Year ended
                                                      October 31,   October 31,
                                                         2002          2001

INVESTMENT OPERATIONS:

Net investment income                                $  7,227,439  $  7,489,064
---------------------------------------------------  --------------------------
Net realized gain on investments and
  futures contracts                                        85,434       785,852
---------------------------------------------------  --------------------------
Net change in unrealized appreciation/depreciation
  of investments and futures contracts                   (270,395)    6,722,769
---------------------------------------------------  --------------------------
Net increase in net assets resulting from
  investment operations                                 7,042,478    14,997,685
---------------------------------------------------  --------------------------
DIVIDENDS ON PREFERRED STOCK FROM NET
  INVESTMENT INCOME                                      (832,810)   (1,868,101)
===================================================  ==========================
Net increase in net assets applicable to common
  shareholders resulting from investment operations     6,209,668    13,129,584
---------------------------------------------------  --------------------------
DIVIDENDS TO COMMON SHAREHOLDERS FROM NET
  INVESTMENT INCOME                                    (6,070,558)   (5,373,878)
===================================================  ==========================
Total increase in net assets applicable to
  common shareholders                                     139,110     7,755,706
---------------------------------------------------  --------------------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year(a)                                  107,534,012    99,778,306
---------------------------------------------------  --------------------------
End of year (including undistributed net investment
  income of $596,505, and $272,434, respectively)    $107,673,122  $107,534,012
===================================================  ==========================

(a) Amounts have been restated to conform to new requirements for presentation of preferred stock under generally accepted accounting principles.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

12 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2002


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Municipal Advantage Fund Inc. (the "Fund") was incorporated in the state of Maryland on February 23, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

(a) VALUATION OF INVESTMENTS

Debt securities are valued each week by an independent pricing service approved by the Board of Directors. Futures contracts are valued at the last sale price on the market where the futures contracts are principally traded. Any security or other asset for which market quotations are not readily available is valued at fair value as determined in good faith under procedures established by the Board of Directors. The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia and their political subdivisions. An issuers' ability to meet its obligations may be affected by economic and political developments in a specific state or region.

(b) FEDERAL INCOME TAXES

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

The tax character of dividends paid during the year ended October 31, 2002 were:

        Ordinary income                                                $18,359
        Tax exempt income                                           $6,885,010

At October 31, 2002, the Fund had tax basis distributable earnings of undistributed tax exempt income of $596,505.

At October 31, 2002, the Fund had a capital loss carryforward of $761,384 ($54,920 of which will expire in 2007 and $706,464 of which will expire in 2008) available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future net capital gains, such gains will not be distributed to shareholders. During the year ended October, 31, 2002, the Fund utilized $85,434 of capital losses carried over from prior years.

(c) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts and premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discounts, if any, are accreted daily to taxable income.

(d) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

                       10.31.02 | Municipal Advantage Fund Inc. Annual Report 13

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2002


(e) FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The Fund invests in futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. The use of futures involves the risk of imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts. The Fund did not have any futures contracts outstanding at October 31, 2002.

(f) EXPENSE OFFSET

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

(g) CHANGES IN ACCOUNTING POLICIES

In July 2001, a Securities and Exchange Commission staff announcement, Emerging Issues Task Force Discussion ("EITF D-98"), CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, was issued providing new guidance related to the presentation of preferred shares in financial statements. EITF D-98 is required to be applied beginning with fiscal quarters ending after December 15, 2001 on a retroactive basis, by restating the prior year's financial statements. In accordance with the announcement, the Fund has presented its preferred shares outside of net assets and has presented dividends to preferred shareholders (on such preferred shares) in the net change in net assets attributable to common shareholders resulting from operations for all periods presented. Therefore, beginning net assets have been restated and divided activity related to preferred shares has been reclassified from the capital activity in the statements of changes in net assets and the financial highlights to operating activity. The application of EITF D-98 related entirely to presentation and had no impact on net asset value per common share or the allocation of net income or capital gains or losses to common shareholders.

2. INVESTMENT MANAGER AND INVESTMENT ADVISER

The Fund has an Investment Management Agreement with PIMCO Advisors Fund Management LLC, formerly PIMCOAdvisors L.P., (the "Investment Manager"). The Investment Manager, among other things, supervises the Fund's Investment Program, including advising and consulting with OpCap Advisors LLC (the "Investment Adviser") regarding the Fund's overall investment strategy. The Investment Manager is an indirect majority-owned subsidiary of Allianz AG. The Investment Manager, for its services, receives a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets, inclusive of any net assets attributable to any preferred stock that may be outstanding. The Investment Adviser receives from the Investment Manager (not the Fund) a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets, inclusive of any net assets attributable to any preferred stock that may be outstanding. The Investment Manager informed the Fund that it paid the Investment Adviser $579,192 for the year ended October 31, 2002.

3. INVESTMENTS IN SECURITIES

For the year ended October 31, 2002, aggregate purchases and sales of investments, other than short-term securities, were $58,348,866 and $58,138,769, respectively.

4. CAPITAL

There are 100 million shares of $0.001 par value common stock authorized. The Fund's charter provides that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional classes or series, with rights determined by the Board of Directors. The Fund's Board of Directors has authorized the reclassification of 1,100 shares of common stock to Auction Rate Preferred Stock ("Preferred Stock").

For the years ended October 31, 2002 and October 31, 2001, there were no transactions in shares of common stock.

14 Municipal Advantage Fund Inc. Annual Report | 10.31.02

MUNICIPAL ADVANTAGE FUND, INC. NOTES TO FINANCIAL STATEMENTS
October 31, 2002


5. AUCTION RATE PREFERRED STOCK

The Fund has issued 1,100 shares of Preferred Stock with a net asset and liquidation value of $50,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. The annualized dividend rate ranged from 1.25% to 1.625% during the year ended October 31, 2002 and was 1.42% at October 31, 2002. Distributions of net realized gains, if any, are paid annually.

The Fund is subject to certain limitations and restrictions while Preferred Stock is outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Stock at its liquidation value.

The Preferred Stock, which is entitled to one vote per share, generally votes with the common stock but votes separately as a class to elect two Directors and on any matters affecting the rights of the Preferred Stock.

6. SUBSEQUENT COMMON & PREFERRED DIVIDENDS

On November 1, 2002, a dividend of $0.07 per share was declared to common shareholders payable December 2, 2002 to shareholders of record on November 15, 2002.

On December 2, 2002, a dividend of $0.07 per share was declared to common shareholders payable December 31, 2002 to shareholders of record on December 13, 2002.

On November 18, 2002, the annual dividend rate on the Fund's Auction Rate Preferred stock was set at 1.319%.

7. SUBSEQUENT EVENT

On December 17, 2002, the Fund's Board of Directors announced its intention to increase the monthly per share common dividend from $0.07 per common share to $0.075 per common share.

                       10.31.02 | Municipal Advantage Fund Inc. Annual Report 15

MUNICIPAL ADVANTAGE FUND INC. FINANCIAL HIGHLIGHTS

October 31, 2002

================================================================================
FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR:

Year ended October 31,:                  2002           2001            2000           1999           1998
                                    -------------  -------------  --------------  -------------  -------------
Net asset value,
beginning of year                       $14.82         $13.75          $13.18         $15.23         $14.64
----------------------------------  -------------  -------------  --------------  -------------  -------------
INVESTMENT OPERATIONS:

Net investment income                     0.99           1.03            1.05           1.05           1.07
----------------------------------  -------------  -------------  --------------  -------------  -------------
Net realized and unrealized
gain (loss) on investments and
futures contracts                        (0.03)          1.04            0.60          (2.04)          0.60
----------------------------------  -------------  -------------  --------------  -------------  -------------
Total from investment
operations                                0.96           2.07            1.65          (0.99)          1.67
----------------------------------  -------------  -------------  --------------  -------------  -------------
DIVIDENDS ON PREFERRED
STOCK FROM NET
INVESTMENT INCOME                        (0.11)         (0.26)          (0.32)         (0.26)         (0.28)
----------------------------------  -------------  -------------  --------------  -------------  -------------
Net increase (decrease) in
net assets applicable to
common shareholders resulting
from investment operations                0.85           1.81            1.33          (1.25)          1.39
----------------------------------  -------------  -------------  --------------  -------------  -------------
DIVIDENDS TO COMMON
SHAREHOLDERS FROM NET
INVESTMENT INCOME                        (0.83)         (0.74)          (0.76)         (0.80)         (0.80)
----------------------------------  -------------  -------------  --------------  -------------  -------------
Net asset value, end of year            $14.84         $14.82          $13.75         $13.18         $15.23
----------------------------------  -------------  -------------  --------------  -------------  -------------
Market price, end of year               $13.04         $13.05         $11.375         $11.75         $14.25
----------------------------------  -------------  -------------  --------------  -------------  -------------
TOTAL INVESTMENT RETURN (1)                6.4%          20.4%            3.4%         (11.6)%         13.6%
----------------------------------  -------------  -------------  --------------  -------------  -------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to
common shareholders,
end of year (000's)                   $107,673       $107,534         $99,778        $95,663       $110,555
----------------------------------  -------------  -------------  --------------  -------------  -------------
Ratio of expenses to
average net assets (2)(3)                 1.38%          1.34%           1.44%          1.36%          1.31%
----------------------------------  -------------  -------------  --------------  -------------  -------------
Ratio of net investment income
to average net assets (2)                 6.83%          7.17%           7.89%          7.22%          7.13%
----------------------------------  -------------  -------------  --------------  -------------  -------------
Asset coverage per share
of preferred stock                    $147,846       $147,707        $140,473       $136,768       $150,252
----------------------------------  -------------  -------------  --------------  -------------  -------------
Portfolio turnover                          37%            25%             27%            22%            44%
----------------------------------  -------------  -------------  --------------  -------------  -------------

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Inclusive of expenses offset by earning credits from custodian bank. (See note 1f in Notes to Financial Statements)

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

16 Municipal Advantage Fund Inc. Annual Report | 10.31.02 |

MUNICIPAL ADVANTAGE FUND INC. REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF MUNICIPAL ADVANTAGE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Advantage Fund Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 17, 2002

                       10.31.02 | Municipal Advantage Fund Inc. Annual Report 17

MUNICIPAL ADVANTAGE FUND INC.


TAX INFORMATION:

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Fund to advise shareholders within 60 days of the Fund's tax year end (October 31, 2002) as to the federal tax status of dividends and distributions received by shareholders during such tax year. Accordingly, the Fund is advising that substantially all dividends paid from net investment income during the tax year ended October 31, 2002 were federally exempt interest dividends, although the Fund did invest in securities which paid interest subject to the federal alternative minimum tax during the tax year. The percentage of dividends paid from net investment income subject to such tax was 39.0%. Additionally, the Fund invested in municipal bonds containing market discount, whose accretion is taxable. Accordingly, 0.27% of the Fund's dividends paid during the fiscal year are taxable. Per share dividends for the tax year ended October 31, were:

      DIVIDENDS TO COMMON SHAREHOLDERS FROM NET INVESTMENT INCOME     $0.833

      DIVIDENDS ON PREFERRED STOCK FROM NET INVESTMENT INCOME         $757.10

Since the Fund's tax year is not the calendar year, another notification will be sent with respect to calendar year 2002. In January 2003, you will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends received in calendar 2002. The amount that will be reported, will be the amount to be used on your 2002 federal income tax return and may differ from the amount which must be reported in connection with the Fund's tax year ended October 31, 2002. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the income received from the Fund. An allocation of interest income by state will also be provided which may be of value in reducing a shareholder's state or local tax liability, if any.

================================================================================
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN:

The Fund has a Dividend Reinvestment and Cash Purchase Plan (the "Plan") in which all dividends and distributions paid to Common Stockholders are automatically reinvested in additional shares of the Fund (unless a shareholder elects to receive cash). EquiServe L.P. ( the "Plan Agent") serves as agent for the holders of Common Stock in administering the Plan. Subsequent to the Fund paying a dividend and/or distribution, the Plan Agent, as agent for the participants, receives cash and uses it to purchase Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund does not issue any new shares of Common Stock in connection with the Plan. The Plan Agent's fees for the provision of services in connection with the reinvestment of dividends and distributions is paid by the Fund. Each participant also pays a pro rata share of the brokerage commission incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment. The receipt of dividends and distributions under the Plan does not relieve participants of any income tax which may be payable on such dividends or distributions. Participation in the Plan may be terminated at any time by written notice to the Plan Agent. Participants also have an option to make additional cash payments to the Plan Agent for the purchase of Common Stock with a minimum investment of $250. All correspondence concerning the Plan including requests for additional information or requests to be included or excluded from the Plan should be addressed to the applicable bank, broker-dealer or other nominee or in the case of shareholders whose shares are registered in their own name to EquiServe L.P., Post Office Box 8200, Boston, Massachusetts 02266 or by calling 1-800-426-5523.

================================================================================
OTHER INFORMATION:

Since October 31, 2001, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.

18 Municipal Advantage Fund Inc. Annual Report | 10.31.02

MUNICIPAL ADVANTAGE FUND INC. BOARD OF DIRECTORS INFORMATION

BOARD OF DIRECTORS

NAME, POSITION(S)
HELD WITH FUND, AGE AND
ADDRESS                                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN J. TREADWAY, DIRECTOR, CHAIRMAN,                    Managing  Director,  Allianz  Dresdner Asset Management of America L.P.;
CHAIRMAN OF THE BOARD                                       Managing  Director and Chief  Executive  Officer,  PIMCO  Advisors  Fund
1345 Avenue of the Americas                                 Management LLC;  Managing  Director and Chief Executive  Officer,  PIMCO
New York, NY 10105                                          Advisors Distributors LLC; Trustee, Chairman, PIMCO Funds: Multi-Manager
Age: 55                                                     Series; Chairman, Fixed Income Shares; Trustee,  Chairman and President,
DIRECTOR SINCE: 1997                                        OCC  Accumulation  Trust;  Director,  Chairman,  and  President OCC Cash
DIRECTOR/TRUSTEE OF 59 FUNDS IN FUND COMPLEX                Reserves;  Chairman,  Chairman of the Board and Trustee, PIMCO Corporate
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX        Income Fund,  PIMCO Municipal  Income Fund,  PIMCO Municipal Income Fund
                                                            II, PIMCO California  Municipal Income Fund, PIMCO California  Municipal
                                                            Income Fund II, PIMCO New York  Municipal  Income  Fund,  PIMCO New York
                                                            Municipal  Income Fund II,  Chairman,  PIMCO Municipal  Income Fund III,
                                                            PIMCO  California  Municipal  Income Fund III,  PIMCO New York Municipal
                                                            Income Fund III; Formerly, Executive Vice President, Smith Barney Inc.

ROBERT E. CONNOR,  DIRECTOR                                 Trustee,  Fixed  Income  Shares,  PIMCO  Corporate  Income  Fund,  PIMCO
1345 Avenue of the  Americas                                Corporate Opportunity Fund; PIMCO Municipal Income Fund, PIMCO Municipal
New York, NY 10105                                          Income  Fund II,  PIMCO  Municipal  Income  Fund III,  PIMCO  California
Age: 68                                                     Municipal Income Fund, PIMCO California  Municipal Income Fund II, PIMCO
DIRECTOR SINCE:  2000                                       California  Municipal  Income Fund III, PIMCO New York Municipal  Income
DIRECTOR/TRUSTEE OF 14 FUNDS IN FUND COMPLEX                Fund,  PIMCO New York Municipal Income Fund II, PIMCO New York Municipal
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX        Income Fund III;  Corporate Affairs  Consultant.  Formerly,  Senior Vice
                                                            President, Corporate Office, Salomon Smith Barney Inc.

RAYMOND D. HORTON, DIRECTOR                                 Professor,  Columbia University  Graduate School of Business;  Formerly,
1345 Avenue of the Americas                                 President, Citizens Budget Commission, Inc. (1986-1998).
New York, NY 10105
Age: 63
DIRECTOR SINCE: 1994
DIRECTOR/TRUSTEE OF 1 FUND IN FUND COMPLEX
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

WENDY W. LUERS,  DIRECTOR                                   Founder and President,  The  Foundation  for a Civil Society,  New York,
1345 Avenue of the Americas                                 Prague,  Bratislava  (a non profit  foundation  which  sponsors  various
New York, NY 10105                                          organizations and programs in the Czech and Slovak Republics.).
Age: 62
DIRECTOR SINCE: 2001
DIRECTOR/TRUSTEE OF 1 FUND IN FUND COMPLEX
DIRECTOR/TRUSTEE OF NO FUNDS OUTSIDE OF FUND COMPLEX

JESWALD W. SALACUSE, DIRECTOR                               Henry J. Braker  Professor of Commercial Law, The Fletcher School of Law
1345 Avenue of the Americas                                 & Diplomacy,  Tufts University  (1990-Present.)  Director,  The Emerging
New York, NY 10105                                          Markets Income Fund,  Inc.,  The Emerging  Markets Income Fund II, Inc.,
Age: 64                                                     The Emerging Markets  Floating Rate Fund,  Inc.,  Global Partners Income
DIRECTOR SINCE: 1994                                        Fund, Inc.,  Municipal  Partners Fund, Inc. and Municipal  Partners Fund
DIRECTOR/TRUSTEE OF 7 FUNDS IN FUND COMPLEX                 II,  Inc.;  Director/Trustee  of  two  closed-end  investment  companies
DIRECTOR/TRUSTEE OF 28 FUNDS OUTSIDE OF FUND COMPLEX        advised by Advantage  Advisers,  Inc.,  and four  closed-end  investment companies  and three  open-end  investment  companies,  which include 22 portfolios, advised by Salomon Brothers Asset Management.

                       10.31.02 | Municipal Advantage Fund Inc. Annual Report 19

                      [This page intentionally left blank.]

DIRECTORS AND PRINCIPAL OFFICERS

Stephen J. Treadway
   Director, Chairman, Chairman of the Board
Robert E. Connor
   Director
Raymond D. Horton
   Director
Wendy W. Luers
   Director
Jeswald W. Salacuse
   Director
Brian S. Shlissel
   President &Chief Executive Officer
Matthew Greenwald
   Executive Vice President
Newton B. Schott, Jr.
   Executive Vice President & Secretary
Lawrence G. Altadonna
   Treasurer

INVESTMENT MANAGER

PIMCO Advisors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

INVESTMENT ADVISER

OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

EquiServe Trust Co. N.A.
Post Office Box 8200
Boston, MA 02266

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Daily information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

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                                                                   MVFCM-AR-2002